Share-Based Compensation - Restricted Stock Units Narratives (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period		2 years 8 months 15 days
Vested in period, excluded (in shares)	40,000
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period		3 years
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage		25.00%
Stock options vesting period		4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares other than options | $	$ 1.3	$ 1.3
Share based compensation not yet recognized for unvested shares vesting period		2 years 18 days
Canceled of forfeited (in shares)		320,850
Vested in period, excluded (in shares)		41,125
RSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage		50.00%
Stock options vesting period		18 months
RSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage		50.00%
Stock options vesting period		18 months
RSUs | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage		100.00%
Stock options vesting period		2 years
Restricted Stock Units (RSUs), Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation arrangement by share-based payment award, shares issued in period		1,020,000
Canceled of forfeited (in shares)		140,000